Leases - Sublease Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Fixed	$ 682	$ 709
Variable	3	5
Total sublease income	$ 685	$ 714